Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Sep 30, 2012
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Jan 30, 2013
Document Effective Date	Jan 30, 2013
Prospectus Date	Jan 28, 2013
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class B
Risk/Return:
Trading Symbol	SSIBX
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:
Trading Symbol	NAOIX
SunAmerica Japan Fund | SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX
SunAmerica Value Fund | SunAmerica Value Fund | Class A
Risk/Return:
Trading Symbol	SSVAX
SunAmerica Value Fund | SunAmerica Value Fund | Class B
Risk/Return:
Trading Symbol	SSVBX
SunAmerica Value Fund | SunAmerica Value Fund | Class C
Risk/Return:
Trading Symbol	SVPCX

SunAmerica International Dividend Strategy Fund | SunAmerica International Dividend Strategy Fund
SunAmerica International Dividend Strategy Fund
INVESTMENT GOAL

The investment goal of the SunAmerica International Dividend Strategy Fund (the “International Dividend Strategy Fund” or the “Fund”) is total return (including capital appreciation and current income).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 18 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-52 of the Fund’s statement of additional information. Class I shares are closed to new purchases.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica International Dividend Strategy Fund		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		2.00%	none	none	none
Exchange Fee		2.00%	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica International Dividend Strategy Fund		Class A	Class B	Class C	Class I
Management Fees	[1]	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.80%	1.08%	0.88%	0.97%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		2.15%	3.08%	2.88%	1.97%
Fee Waivers and/or Expense Reimbursement/(Recoupment)	[1][2][3]	0.25%	0.53%	0.33%	0.17%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[1][2][3]	1.90%	2.55%	2.55%	1.80%
[1]	Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser") is contractually obligated to waive its advisory fee with respect to the Fund so that the aggregate advisory fee payable by the Fund to SunAmerica does not exceed an annual rate of 0.95% of average daily net assets. This Fee Waiver Agreement became effective on July 2, 2012 and will continue in effect until January 31, 2014, unless earlier terminated by the Board of Trustees, including a majority of the Independent Trustees.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Any waivers or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred. SunAmerica may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement described in Note 2 above.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica International Dividend Strategy Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		757	1,138	1,542	2,669
Class B	[1]	658	1,094	1,555	2,727
Class C		358	794	1,355	2,885
Class I		183	566	975	2,116
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption SunAmerica International Dividend Strategy Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		757	1,138	1,542	2,669
Class B	[1]	258	794	1,355	2,727
Class C		258	794	1,355	2,885
Class I		183	566	975	2,116
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.†

†	Effective July 2, 2012, the name of the fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The portfolio turnover rate shown above reflects the Fund’s portfolio turnover rate for the entire fiscal year ended September 30, 2012, including through July 1, 2012, while it was managed as an international equity fund. Accordingly, this full fiscal year portfolio turnover rate is not necessarily representative of the portfolio turnover rate of the Fund as managed in accordance with its current investment strategy and techniques.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategies are value and international investing. The value oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have been generally overlooked by the market. The strategy of international investing involves investing substantially all of the Fund’s assets in foreign (non-U.S.) securities (“foreign securities”).

The principal investment technique of the Fund is to employ a “buy and hold” strategy with approximately 50 to 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World Index ex-U.S. Index (“MSCI ACWI ex-U.S. Index”). At least 80% of the Fund’s net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Fund expects to invest primarily in common stocks, and to a lesser extent, preferred stocks, and may invest in companies of any size. In addition, the Fund is not limited in the amount it may invest in any one country, and its investments may include securities of emerging markets.

The selection criteria used by the Fund’s portfolio managers to identify high dividend yielding equity securities from the MSCI ACWI ex-U.S. Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. The number of securities selected each year for inclusion in the Fund’s portfolio will be determined at the discretion of the portfolio managers and will depend on, among other things, the impact the number of securities held is expected to have on the potential for overall dividend yield in the portfolio, as well as market conditions. The Fund intends to initially invest in approximately 50 securities. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yield criteria or when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, in the discretion of the portfolio managers.

The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about November 1, with the first annual consideration following the initial selection to occur on or about November 1, 2013. Immediately after the Fund buys and sells securities in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the 50 to 100 securities. For example, the Fund would invest about 1/50th of its assets in each of the securities that make up its portfolio if the Fund were to select 50 securities. Thereafter, when an investor purchases shares of the Fund, the Adviser will generally invest additional funds in the pre-selected securities based on each security’s respective percentage of the Fund’s assets at the time.

The Fund employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. In addition, the performance of the Fund may be subject to greater fluctuation when a smaller number of securities are held by the Fund and thus, the Fund’s risk may increase when it holds closer to 50 securities rather than closer to 100 securities. You should be aware that the performance of “value” stocks and “growth” stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Disciplined Strategy. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure, the Fund may be more susceptible to general market declines than other mutual funds.

Preferred Stock. The value of preferred stock will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stock is also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but typically less risky than its common stock. Preferred stock may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.

PERFORMANCE INFORMATION*

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compares the Fund’s average annual returns to those of the MSCI ACWI ex-U.S. Index (Net), a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 26.57% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.18% (quarter ended December 31, 2008).

INTERNATIONAL DIVIDEND STRATEGY FUND (Class A)

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns SunAmerica International Dividend Strategy Fund		1 Year	5 Years	10 Years
Class B		6.30%	(8.62%)	5.45%
Class C		9.43%	(8.26%)	5.30%
Class I		11.21%	(7.58%)	6.08%
Class A		4.67%	(8.74%)	5.36%
After Taxes on Distributions Class A		4.45%	(8.85%)	5.20%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	3.76%	(7.14%)	4.84%
MSCI All Country World (ACWI) ex-U.S. Index (Net)		16.83%	(2.89%)	9.74%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

*	Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The performance shown through July 1, 2012 represents the performance of the Fund prior to its change to the SunAmerica International Dividend Strategy Fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Dividend Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment goal of the SunAmerica International Dividend Strategy Fund (the “International Dividend Strategy Fund” or the “Fund”) is total return (including capital appreciation and current income).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 18 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-52 of the Fund’s statement of additional information. Class I shares are closed to new purchases.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248% of the average value of its portfolio.†

†	Effective July 2, 2012, the name of the fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The portfolio turnover rate shown above reflects the Fund’s portfolio turnover rate for the entire fiscal year ended September 30, 2012, including through July 1, 2012, while it was managed as an international equity fund. Accordingly, this full fiscal year portfolio turnover rate is not necessarily representative of the portfolio turnover rate of the Fund as managed in accordance with its current investment strategy and techniques.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	248.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategies are value and international investing. The value oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have been generally overlooked by the market. The strategy of international investing involves investing substantially all of the Fund’s assets in foreign (non-U.S.) securities (“foreign securities”).

The principal investment technique of the Fund is to employ a “buy and hold” strategy with approximately 50 to 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World Index ex-U.S. Index (“MSCI ACWI ex-U.S. Index”). At least 80% of the Fund’s net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Fund expects to invest primarily in common stocks, and to a lesser extent, preferred stocks, and may invest in companies of any size. In addition, the Fund is not limited in the amount it may invest in any one country, and its investments may include securities of emerging markets.

The selection criteria used by the Fund’s portfolio managers to identify high dividend yielding equity securities from the MSCI ACWI ex-U.S. Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. The number of securities selected each year for inclusion in the Fund’s portfolio will be determined at the discretion of the portfolio managers and will depend on, among other things, the impact the number of securities held is expected to have on the potential for overall dividend yield in the portfolio, as well as market conditions. The Fund intends to initially invest in approximately 50 securities. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yield criteria or when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, in the discretion of the portfolio managers.

The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about November 1, with the first annual consideration following the initial selection to occur on or about November 1, 2013. Immediately after the Fund buys and sells securities in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the 50 to 100 securities. For example, the Fund would invest about 1/50th of its assets in each of the securities that make up its portfolio if the Fund were to select 50 securities. Thereafter, when an investor purchases shares of the Fund, the Adviser will generally invest additional funds in the pre-selected securities based on each security’s respective percentage of the Fund’s assets at the time.

The Fund employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. In addition, the performance of the Fund may be subject to greater fluctuation when a smaller number of securities are held by the Fund and thus, the Fund’s risk may increase when it holds closer to 50 securities rather than closer to 100 securities. You should be aware that the performance of “value” stocks and “growth” stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Disciplined Strategy. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure, the Fund may be more susceptible to general market declines than other mutual funds.

Preferred Stock. The value of preferred stock will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stock is also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but typically less risky than its common stock. Preferred stock may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt and common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION*
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compares the Fund’s average annual returns to those of the MSCI ACWI ex-U.S. Index (Net), a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the MSCI ACWI ex-U.S. Index (Net), a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.safunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INTERNATIONAL DIVIDEND STRATEGY FUND (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 26.57% (quarter ended June 30, 2009) and the lowest return for a quarter was -26.18% (quarter ended December 31, 2008).

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
*	Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The performance shown through July 1, 2012 represents the performance of the Fund prior to its change to the SunAmerica International Dividend Strategy Fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
MSCI All Country World (ACWI) ex-U.S. Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.90%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	757
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	757
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,669
Annual Return 2003	rr_AnnualReturn2003	37.19%
Annual Return 2004	rr_AnnualReturn2004	15.60%
Annual Return 2005	rr_AnnualReturn2005	19.69%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	15.07%
Annual Return 2008	rr_AnnualReturn2008	(49.27%)
Annual Return 2009	rr_AnnualReturn2009	36.67%
Annual Return 2010	rr_AnnualReturn2010	4.46%
Annual Return 2011	rr_AnnualReturn2011	(16.56%)
Annual Return 2012	rr_AnnualReturn2012	11.09%
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	(8.74%)
10 Years	rr_AverageAnnualReturnYear10	5.36%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	(8.85%)
10 Years	rr_AverageAnnualReturnYear10	5.20%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.76%	[5]
5 Years	rr_AverageAnnualReturnYear05	(7.14%)	[5]
10 Years	rr_AverageAnnualReturnYear10	4.84%	[5]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	3.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.55%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658	[6]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094	[6]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,555	[6]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,727	[6]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	794	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,727	[6]
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	(8.62%)
10 Years	rr_AverageAnnualReturnYear10	5.45%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.55%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	794
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,885
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	794
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,885
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	(8.26%)
10 Years	rr_AverageAnnualReturnYear10	5.30%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.80%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	(7.58%)
10 Years	rr_AverageAnnualReturnYear10	6.08%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.
[2]	Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management Corp. ("SunAmerica" or the "Adviser") is contractually obligated to waive its advisory fee with respect to the Fund so that the aggregate advisory fee payable by the Fund to SunAmerica does not exceed an annual rate of 0.95% of average daily net assets. This Fee Waiver Agreement became effective on July 2, 2012 and will continue in effect until January 31, 2014, unless earlier terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[4]	Any waivers or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred. SunAmerica may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement described in Note 2 above.
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[6]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

SunAmerica Japan Fund | SunAmerica Japan Fund
SunAmerica Japan Fund
INVESTMENT GOAL
The investment goal of the SunAmerica Japan Fund (the “Japan Fund” or the “Fund”) is long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 18 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-52 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Japan Fund		Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Redemption Fee		2.00%	none	none
Exchange Fee		2.00%	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Japan Fund		Class A	Class B	Class C
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%
Other Expenses		0.99%	6.55%	3.20%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		2.50%	8.71%	5.36%
Fee Waivers and/or Expense Reimbursement	[1][2]	0.59%	6.15%	2.80%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[1][2][3]	1.91%	2.56%	2.56%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55% and 2.55% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[2]	Any waivers or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred.
[3]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement shown in the table above exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Japan Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		758	1,141	1,547	2,679
Class B	[1]	659	1,096	1,560	2,737
Class C		359	796	1,360	2,895
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption SunAmerica Japan Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		758	1,141	1,547	2,679
Class B	[1]	259	796	1,360	2,737
Class C		259	796	1,360	2,895
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategy is country-specific investing. The strategy of country-specific investing involves investing in securities that focus on a particular country.

The principal investment technique of the Fund is active trading of securities of Japanese issuers and other investments that are tied economically to Japan (“Japanese companies”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in Japanese companies. The Fund will invest primarily in common stocks and may invest in securities of companies of any size. The Fund may also invest in other equity securities, which include, without limitation, preferred stock, convertible securities, depositary receipts, rights and warrants.

In selecting investments for the Fund, the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), will employ a contrarian investment process, which is based on valuation and behavioral finance principles applied to overlooked and misunderstood companies. In particular, the investment process incorporates traditional assessments of financial strength and management credibility with a disciplined approach to determining the current state of investor sentiment toward each industry and securities within the investment universe. The primary principle behind this process is that markets overreact to unexpected negative news, causing share prices to deeply undervalue near-term information.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. In addition, individual securities selected for the Fund may underperform the market generally. Moreover, while the Fund will seek to invest in securities that Wellington Management believes are misunderstood in the market or out-of favor, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be attractively valued may actually be appropriately priced.

Geographic Concentration. Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political and economic conditions of that country. As a result, the Fund is likely to be more volatile than more geographically diverse international funds.

Japan Exposure. The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption. Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. In addition, the Fund’s performance may be affected by the broader Asian region, which includes emerging markets. Emerging markets are typically more volatile than more developed markets.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

PERFORMANCE INFORMATION*

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compares the Fund’s average annual returns to those of the MSCI EAFE Small Cap Index (Net), and the MSCI Japan Index (Net), a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

JAPAN FUND (Class A)

During the six-year period shown in the Bar Chart, the highest return for a quarter was 23.54% (quarter ended June 30, 2009) and the lowest return for a quarterwas -27.29% (quarter ended September 30, 2008).

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns SunAmerica Japan Fund		1 Year	5 Years	Since Inception	Inception Date
Class B		(0.85%)	(8.31%)	(5.80%)	May 2, 2006
Class C		2.16%	(8.05%)	(5.83%)	May 2, 2006
Class A		(2.16%)	(8.52%)	(6.03%)	May 2, 2006
After Taxes on Distributions Class A		(2.28%)	(9.22%)	(6.59%)
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	(0.70%)	(7.01%)	(4.95%)
MSCI EAFE Small Cap Index (Net)		20.00%	(0.86%)	(0.12%)
MSCI Japan Index (Net)2	[2]	8.18%	(4.25%)	(4.63%)
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[2]	The Fund changed its benchmark from the MSCI EAFE Small Cap Index (Net) to the MSCI Japan Index (Net) in the light of the change in the name of the Fund and changes to the Fund's investment strategy and techniques that became effective January 27, 2012.

*	Effective January 27, 2012, the name of the Fund was changed to the SunAmerica Japan Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international small-cap fund. The performance shown prior to January 27, 2012 represents the performance of the Fund as an international small-cap fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Japan Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica Japan Fund (the “Japan Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 18 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-52 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement shown in the table above exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is country-specific investing. The strategy of country-specific investing involves investing in securities that focus on a particular country.

The principal investment technique of the Fund is active trading of securities of Japanese issuers and other investments that are tied economically to Japan (“Japanese companies”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in Japanese companies. The Fund will invest primarily in common stocks and may invest in securities of companies of any size. The Fund may also invest in other equity securities, which include, without limitation, preferred stock, convertible securities, depositary receipts, rights and warrants.

In selecting investments for the Fund, the Fund’s subadviser, Wellington Management Company, LLP (“Wellington Management”), will employ a contrarian investment process, which is based on valuation and behavioral finance principles applied to overlooked and misunderstood companies. In particular, the investment process incorporates traditional assessments of financial strength and management credibility with a disciplined approach to determining the current state of investor sentiment toward each industry and securities within the investment universe. The primary principle behind this process is that markets overreact to unexpected negative news, causing share prices to deeply undervalue near-term information.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. In addition, individual securities selected for the Fund may underperform the market generally. Moreover, while the Fund will seek to invest in securities that Wellington Management believes are misunderstood in the market or out-of favor, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be attractively valued may actually be appropriately priced.

Geographic Concentration. Because the Fund concentrates its investments in Japan, the Fund’s performance is expected to be closely tied to social, political and economic conditions of that country. As a result, the Fund is likely to be more volatile than more geographically diverse international funds.

Japan Exposure. The Japanese economy faces a number of long-term problems, including massive government debt, the aging and shrinking of the population, an unstable financial sector and low domestic consumption. Japan has experienced natural disasters of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and are subject to settlement practices and regulatory and financial reporting standards that differ from those in the U.S. In addition, the Fund’s performance may be affected by the broader Asian region, which includes emerging markets. Emerging markets are typically more volatile than more developed markets.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading. As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION*
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compares the Fund’s average annual returns to those of the MSCI EAFE Small Cap Index (Net), and the MSCI Japan Index (Net), a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the MSCI EAFE Small Cap Index (Net), and the MSCI Japan Index (Net), a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.safunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	JAPAN FUND (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the six-year period shown in the Bar Chart, the highest return for a quarter was 23.54% (quarter ended June 30, 2009) and the lowest return for a quarterwas -27.29% (quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.29%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its benchmark from the MSCI EAFE Small Cap Index (Net) to the MSCI Japan Index (Net) in the light of the change in the name of the Fund and changes to the Fund's investment strategy and techniques that became effective January 27, 2012.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
*	Effective January 27, 2012, the name of the Fund was changed to the SunAmerica Japan Fund and certain corresponding changes were made to the Fund’s investment strategy and techniques. Prior to this date, the Fund was managed as an international small-cap fund. The performance shown prior to January 27, 2012 represents the performance of the Fund as an international small-cap fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2012)
MSCI EAFE Small Cap Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.00%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
MSCI Japan Index (Net)2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.18%	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.25%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.63%)	[1]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.91%	[3],[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	758
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,679
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	758
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,141
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,679
Annual Return 2007	rr_AnnualReturn2007	4.02%
Annual Return 2008	rr_AnnualReturn2008	(50.46%)
Annual Return 2009	rr_AnnualReturn2009	35.25%
Annual Return 2010	rr_AnnualReturn2010	21.01%
Annual Return 2011	rr_AnnualReturn2011	(19.21%)
Annual Return 2012	rr_AnnualReturn2012	3.79%
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
5 Years	rr_AverageAnnualReturnYear05	(8.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	(9.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.59%)
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(7.01%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.95%)	[6]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	8.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.15%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.56%	[3],[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659	[7]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,096	[7]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,560	[7]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,737	[7]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259	[7]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796	[7]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360	[7]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,737	[7]
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	(8.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	5.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.56%	[3],[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	359
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,895
1 Year	rr_AverageAnnualReturnYear01	2.16%
5 Years	rr_AverageAnnualReturnYear05	(8.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2006

[1]	The Fund changed its benchmark from the MSCI EAFE Small Cap Index (Net) to the MSCI Japan Index (Net) in the light of the change in the name of the Fund and changes to the Fund's investment strategy and techniques that became effective January 27, 2012.
[2]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55% and 2.55% for Class A, Class B and Class C shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[4]	Any waivers or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred.
[5]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and does not include Acquired Fund Fees and Expenses. The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement shown in the table above exceed the contractual expense limitations shown in footnote 2 because they include Acquired Fund Fees and Expenses, whereas the contractual expense limitations are based on operating expenses and do not include Acquired Fund Fees and Expenses.
[6]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[7]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

SunAmerica Value Fund | SunAmerica Value Fund
SunAmerica Value Fund
INVESTMENT GOAL
The investment goal of the SunAmerica Value Fund (the “Value Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 18 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-52 of the Fund’s statement of additional information. Class Z shares are offered exclusively to certain SunAmerica affiliated companies’ retirement plans.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Value Fund		Class A	Class B	Class C	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Redemption Fee		none	none	none	none
Exchange Fee		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Value Fund		Class A	Class B	Class C	Class Z
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	1.00%	none
Other Expenses		0.43%	0.66%	0.51%	0.17%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)		1.53%	2.41%	2.26%	0.92%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	[1][2]		0.13%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	[1][2]	1.53%	2.28%	2.26%	0.92%
[1]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.63%, 2.28%, 2.28% and 1.06% for Class A, Class B, Class C and Class Z shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[2]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Value Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		722	1,031	1,361	2,294
Class B	[1]	631	1,012	1,420	2,427
Class C		329	706	1,210	2,595
Class Z		94	293	509	1,131
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption SunAmerica Value Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		722	1,031	1,361	2,294
Class B	[1]	231	712	1,220	2,427
Class C		229	706	1,210	2,595
Class Z		94	293	509	1,131
[1]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compares the Fund’s average annual returns to those of the Russell 1000® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext 6003.

VALUE FUND (Class A)

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 14.49% (quarter ended June 30, 2009) and the lowest return for a quarterwas -20.84% (quarter ended December 31, 2008).

Average Annual Total Returns (as of the calendar year ended December 31, 2012)
Average Annual Returns SunAmerica Value Fund		1 Year	5 Years	10 Years
Class B		9.32%	(2.91%)	4.62%
Class C		12.34%	(2.52%)	4.46%
Class Z		14.94%	(1.27%)	5.78%
Class A		7.70%	(3.00%)	4.54%
After Taxes on Distributions Class A		7.56%	(3.16%)	3.28%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	5.19%	(2.55%)	3.54%
Russell 1000�� Value Index		17.51%	0.59%	7.38%
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Performance information shown includes that of the Value Fund, a series of SunAmerica Focused Series, Inc., which was reorganized into the SunAmerica Equity Funds on February 23, 2004 (the “Value Reorganization”). The Value Fund commenced operations upon consummation of the Value Reorganization.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica Value Fund (the “Value Fund” or the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 18 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-52 of the Fund’s statement of additional information. Class Z shares are offered exclusively to certain SunAmerica affiliated companies’ retirement plans.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of large, well known companies with solid financial strength and generous dividend yields that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Fund is active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

The principal investment strategy and principal investment techniques of the Fund may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund’s investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.As part of the Fund’s principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and compares the Fund’s average annual returns to those of the Russell 1000® Value Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the Russell 1000 Value Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850, ext 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.safunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	VALUE FUND (Class A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the Bar Chart, the highest return for a quarter was 14.49% (quarter ended June 30, 2009) and the lowest return for a quarterwas -20.84% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Performance information shown includes that of the Value Fund, a series of SunAmerica Focused Series, Inc., which was reorganized into the SunAmerica Equity Funds on February 23, 2004 (the “Value Reorganization”). The Value Fund commenced operations upon consummation of the Value Reorganization.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the calendar year ended December 31, 2012)
Russell 1000�� Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.53%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,031
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,294
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	722
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,031
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,361
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,294
Annual Return 2003	rr_AnnualReturn2003	23.17%
Annual Return 2004	rr_AnnualReturn2004	15.71%
Annual Return 2005	rr_AnnualReturn2005	4.24%
Annual Return 2006	rr_AnnualReturn2006	19.35%
Annual Return 2007	rr_AnnualReturn2007	2.35%
Annual Return 2008	rr_AnnualReturn2008	(34.28%)
Annual Return 2009	rr_AnnualReturn2009	12.01%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Annual Return 2011	rr_AnnualReturn2011	(3.28%)
Annual Return 2012	rr_AnnualReturn2012	14.24%
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	(3.00%)
10 Years	rr_AverageAnnualReturnYear10	4.54%
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.56%
5 Years	rr_AverageAnnualReturnYear05	(3.16%)
10 Years	rr_AverageAnnualReturnYear10	3.28%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%	[4]
5 Years	rr_AverageAnnualReturnYear05	(2.55%)	[4]
10 Years	rr_AverageAnnualReturnYear10	3.54%	[4]
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.28%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	631	[5]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,012	[5]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420	[5]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,427	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	231	[5]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712	[5]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220	[5]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,427	[5]
1 Year	rr_AverageAnnualReturnYear01	9.32%
5 Years	rr_AverageAnnualReturnYear05	(2.91%)
10 Years	rr_AverageAnnualReturnYear10	4.62%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.26%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	(2.52%)
10 Years	rr_AverageAnnualReturnYear10	4.46%
Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	0.92%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	(1.27%)
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 17-18 of the Prospectus for more information about the CDSCs.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.63%, 2.28%, 2.28% and 1.06% for Class A, Class B, Class C and Class Z shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[3]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waivers and/or reimbursements occurred.
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
[5]	Class B shares generally convert to Class A shares approximately eight years after purchase as described in the section entitled "Shareholder Account Information" on page 17 of the Prospectus. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013